Fair Value Measurements - Fair Value Assets and Liabilities Measured on Recurring Basis (Details) (Fair Value, Measurements, Recurring, USD $) In Thousands, unless otherwise specified	Dec. 31, 2014		Dec. 31, 2013
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Forward currency exchange contracts	$ (213)
Nonqualified savings plan assets	755	[1]	559	[1]
Total	542		559
Level 1
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Nonqualified savings plan assets	755	[1]	559	[1]
Total	755		559
Level 2
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Forward currency exchange contracts	(213)
Total	$ (213)

[1]	The non-qualified savings plan assets have an offsetting liability of equal amount, which is included in “Accounts payable and accrued expenses” in the Company’s consolidated balance sheets.